INVENTORIES (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw and packaging materials	$ 1,436,000,000	$ 1,385,000,000
Products in process	605,000,000	538,000,000
Finished products	2,886,000,000	2,832,000,000
Materials in transit and payments on account	205,000,000	199,000,000
Inventories	$ 5,132,000,000	$ 4,954,000,000